CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation	$ 26,299	$ 0
Preferred stock, no par value
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, no par value
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued		50,650,994	44,988,500
Common stock, shares outstanding	60,210,502	50,650,994	44,988,500
Series A Preferred Stock [Member]
Preferred stock, shares issued	2,000	0
Preferred stock, shares outstanding	2,000	0